Concentrations (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Concentrations
Note 14 – Concentrations

Major Suppliers

The Company sourced approximately 71% of its inventory purchases from three vendors for the three months ended March 31, 2021. The Company sourced approximately 48% of its inventory purchases from two vendors for the three months ended March 31, 2020.

Major Customers

Accounts receivable from two customers represented 63% of accounts receivable as of March 31, 2021. Accounts receivable from two customers represented 72% of accounts receivable as of December 31, 2020. Two customers represented 42% of gross sales for the three months ended March 31, 2021. Four customers represented 70% of gross sales for the three months ended March 31, 2020.

Credit Risk

At March 31, 2021 and December 31, 2020, the Company’s cash and cash equivalents were deposited in accounts at several financial institutions and may maintain some balances in excess of federally insured limits. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.

Note 19 – Concentrations

Major Suppliers

The Company sourced approximately 76% of its inventory receipts from three vendors for the year ended December 31, 2020. The Company sourced approximately 74% of its inventory receipts from one vendor for the year ended December 31, 2019.

Major Customers

Accounts receivable from two customers represented 72% of accounts receivable as of December 31, 2020. Accounts receivable from one customer represented 44% of accounts receivable as of December 31, 2019. Two customers represented 38% of gross sales for the year ended December 31, 2020. None of the Company’s customers represented greater than 10% of gross sales for the year ended December 31, 2019.

Credit Risk

At December 31, 2020 and 2019, the Company’s cash and cash equivalents were deposited in accounts at several financial institutions and may maintain some balances in excess of federally insured limits. The Company maintains its cash and cash equivalents with high-quality, accredited financial institutions and, accordingly, such funds are subject to minimal credit risk. The Company has not experienced any losses historically in these accounts and believes it is not exposed to significant credit risk in its cash and cash equivalents.